Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000113876 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short Duration Bond Active ETF
Class Name	iShares Short Duration Bond Active ETF
Trading Symbol	NEAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short Duration Bond Active ETF (the “Fund”) (formerly known as BlackRock Short Maturity Bond ETF) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration Bond Active ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 7.10%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. 1-3 Year Government/Credit Bond Index returned 6.25%.
What contributed to performance?
During the reporting period, the largest contributors to the Fund’s performance were allocations to asset-backed securities, primarily auto and student loans. Also contributing positively to performance was an allocation to investment grade credit, specifically the banking sector. Additionally, commercial mortgage-backed securities, collateralized loan obligations, non-agency mortgages, U.S. high-yield credit, and agency residential mortgage-back securities allocations were additive. The Fund’s duration and curve positioning also contributed positively to performance. (Duration is a measure of a bond's interest rate risk, or how sensitive a bond's price is to changes in interest rates.)
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.10%	2.80%	2.24%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	6.25	1.51	1.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,915,952,889
Holdings Count | Holding	1,040
Advisory Fees Paid, Amount	$ 7,450,565
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,915,952,889
Number of Portfolio Holdings	1,040
Net Investment Advisory Fees	$7,450,565
Portfolio Turnover Rate	164%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	40.8%
Corporate Bonds & Notes	28.9%
Asset-Backed Securities	17.5%
Collateralized Mortgage Obligations	12.7%
Municipal Debt Obligations	0.1%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	55.0%
Aa	1.3%
A	13.8%
Baa	13.5%
Ba	2.8%
B	1.2%
Caa	0.1%
Not Rated	12.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective November 1, 2023, the Fund: (i) changed its name from BlackRock Short Maturity Bond ETF to BlackRock Short Duration Bond ETF; (ii) revised its investment objective to provide that the Fund seeks total return in excess of the reference benchmark; (iii) updated its principal investment strategy, establishing that the effective duration of the Fund's portfolio is expected to be three years or less; (iv) replaced its current benchmark with a new reference benchmark, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and (v) added a prospectus risk factor related to the Fund’s use of derivatives.
Effective October 10, 2024, the name of the Fund was changed from BlackRock Short Duration Bond ETF to iShares Short Duration Bond Active ETF.

Material Fund Change Name [Text Block]	changed its name from BlackRock Short Maturity Bond ETF to BlackRock Short Duration Bond ETF;
Effective October 10, 2024, the name of the Fund was changed from BlackRock Short Duration Bond ETF to iShares Short Duration Bond Active ETF.

Material Fund Change Objectives [Text Block]	revised its investment objective to provide that the Fund seeks total return in excess of the reference benchmark;
Material Fund Change Strategies [Text Block]	updated its principal investment strategy, establishing that the effective duration of the Fund's portfolio is expected to be three years or less;
Material Fund Change Risks Change [Text Block]	added a prospectus risk factor related to the Fund’s use of derivatives
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000125661 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Ultra Short-Term Bond Active ETF
Class Name	iShares Ultra Short-Term Bond Active ETF
Trading Symbol	ICSH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Ultra Short-Term Bond Active ETF (the “Fund”) (formerly known as BlackRock Ultra Short-Term Bond ETF) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Ultra Short-Term Bond Active ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 6.02%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE® BofA® 6-Month US Treasury Bill Index returned 5.60%.
What contributed to performance?
During the reporting period, duration and curve positioning contributed to the Fund’s return, supported by the expected path of the U.S. Federal Reserve Bank’s monetary policy and the commencement of the easing cycle. (Duration is a measure of a bond's interest rate risk, or how sensitive a bond's price is to changes in interest rates.) Sector allocation positively contributed to the Fund’s performance, particularly among financial bonds which were supported by the prospect of lower interest rates. Commercial paper, high credit quality investment-grade bonds (rated Aa by Moody’s), and certificates of deposit also contributed to the Fund’s return during the reporting period.
What detracted from performance?
During the reporting period, the Fund’s maximum average maturity of 180 days, which is shorter than the benchmarks average maturity, detracted from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.03%	2.66%	2.12%
ICE BofA US Broad Market Index	10.55	(0.24)	1.52
ICE® BofA® 6-Month US Treasury Bill Index	5.60	2.46	1.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 10, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,521,604,891
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 4,570,473
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,521,604,891
Number of Portfolio Holdings	358
Net Investment Advisory Fees	$4,570,473
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	35.9%
Commercial Paper	34.3%
Certificates of Deposit	14.7%
Repurchase Agreements	7.5%
Asset-Backed Securities	4.9%
U.S. Government & Agency Obligations	2.5%
Municipal Debt Obligations	0.2%
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	6.9%
Aa	29.6%
A	32.7%
Baa	6.2%
Not Rated	24.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective October 10, 2024, the name of the Fund was changed from BlackRock Ultra Short-Term Bond ETF to iShares Ultra Short-Term Bond Active ETF.

Material Fund Change Name [Text Block]	Effective October 10, 2024, the name of the Fund was changed from BlackRock Ultra Short-Term Bond ETF to iShares Ultra Short-Term Bond Active ETF.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000132817 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged Corporate Bond ETF
Class Name	iShares Interest Rate Hedged Corporate Bond ETF
Trading Symbol	LQDH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Corporate Bond ETF	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.10%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.91%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Interest Rate Hedged Corporate Bond Index returned 9.58%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first-rate reduction since March 2020. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the 2-year Treasury note and the 10-year Treasury note) steepened during the reporting period. Bond yields and prices move in opposite directions.
What detracted from performance?
The yield on the 10-year Treasury decreased from 4.93% to 4.28% during the reporting period, leading the Fund’s hedged interest rate positions to detract from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.91%	4.34%	3.30%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
BlackRock Interest Rate Hedged Corporate Bond Index	9.58	4.04	3.51
Markit iBoxx® USD Liquid Investment Grade Index	15.16	0.27	2.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 427,186,829
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 331,843
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$427,186,829
Number of Portfolio Holdings	186
Net Investment Advisory Fees	$331,843
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.6%
Short-term Investments	51.4%
Swaps, net cumulative appreciation	3.4%
Other assets less liabilities	(49.4)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	5.8%
A	46.7%
Baa	42.3%
Ba	2.4%
Not Rated	0.4%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000132818 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged High Yield Bond ETF
Class Name	iShares Interest Rate Hedged High Yield Bond ETF
Trading Symbol	HYGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged High Yield Bond ETF	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 5	[2]
Expense Ratio, Percent	0.05%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 13.99%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Interest Rate Hedged High Yield Bond Index returned 13.41%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the 2-year Treasury note and the 10-year Treasury note) steepened during the reporting period. Bond yields and prices move in opposite directions.
What detracted from performance?
The yield on the 10-year Treasury declined from 4.93% to 4.28% during the reporting period, and the impact of hedging interest rates negatively affected the Fund’s total return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.99%	5.82%	4.56%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
BlackRock Interest Rate Hedged High Yield Bond Index	13.41	5.41	4.62
Markit iBoxx® USD Liquid High Yield Index	16.41	3.87	4.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 335,786,291
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 124,033
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$335,786,291
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$124,033
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Asset Type	Percent of Net Assets
Investment Companies	94.3%
Short-term Investments	47.7%
Swaps, net cumulative appreciation	0.6%
Other assets less liabilities	(42.6)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.0%
Ba	40.5%
B	42.8%
Caa	12.8%
Ca	1.1%
Not Rated	1.8%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000137261 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Class Name	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Trading Symbol	IGBH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Long-Term Corporate Bond ETF	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 11	[3]
Expense Ratio, Percent	0.10%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.15%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index returned 10.48%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the 2-year Treasury note and the 10-year Treasury note) steepened during the reporting period. Bond yields and prices move in opposite directions.
What detracted from performance?
The yield on the 10-year Treasury declined from 4.93% to 4.28% during the reporting period, leading the Fund’s hedged interest rate positions to detract from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 22, 2015 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.15%	4.57%	3.83%
ICE BofA US Broad Market Index	10.55	(0.24)	1.53
BlackRock Interest Rate Hedged Long-Term Corporate Bond Index	10.48	3.97	3.80
ICE BofA 10+ Year US Corporate Index	19.68	(1.14)	3.11

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 93,279,495
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 106,085
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$93,279,495
Number of Portfolio Holdings	128
Net Investment Advisory Fees	$106,085
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	91.5%
Short-term Investments	45.2%
Swaps, net cumulative appreciation	4.2%
Other assets less liabilities	(40.9)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	3.0%
Aa	9.0%
A	42.6%
Baa	42.5%
Ba	1.5%
Not Rated	1.4%
(a)	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000139416 [Member]
Shareholder Report [Line Items]
Fund Name	iShares GSCI Commodity Dynamic Roll Strategy ETF
Class Name	iShares GSCI Commodity Dynamic Roll Strategy ETF
Trading Symbol	COMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GSCI Commodity Dynamic Roll Strategy ETF	$46	0.47%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned -2.74%.
  For the same period, the S&P Total Market Index returned 37.99% and the S&P GSCI Dynamic Roll (USD) Total Return Index returned -2.49%.
What contributed to performance?
Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first since 2020. In contrast, Japan ended its negative interest rate regime and raised rates. Exposure via futures to commodities, such as gold and cocoa, had the largest positive impact on the Fund’s performance during the reporting period. Gold futures rose amid inflationary concerns and geopolitical tensions, while weather conditions were the biggest factor supporting cocoa futures.
What detracted from performance?
Exposure to natural gas and corn via futures had the largest negative impact on the Fund’s return during the reporting period. Amid high storage levels and abundant supplies, natural gas prices have trended lower. Corn prices were also under pressure from poor supply-demand dynamics.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(2.74)%	6.42%	0.27%
S&P Total Market Index	37.99	14.51	12.37
S&P GSCI Dynamic Roll (USD) Total Return Index	(2.49)	6.83	(1.69)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 858,649,444
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 3,837,132
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$858,649,444
Number of Portfolio Holdings	138
Net Investment Advisory Fees	$3,837,132
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	53.1%
Certificates of Deposit	16.1%
U.S. Treasury Obligations	12.8%
Money Market Funds	10.1%
Cash	8.7%
Futures	(3.5)%
Other assets, less liabilities	2.7%
Commodity linked futures
Sector Exposure(a)	Percent of Net Assets
Energy Futures	34.0%
Industrial Metals Futures	32.3%
Agriculture Futures	17.0%
Livestock Futures	9.1%
Gold Futures	6.9%
Precious Metals Futures	0.7%
(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through February 28, 2029.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000189608 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Inflation Hedged Corporate Bond ETF
Class Name	iShares Inflation Hedged Corporate Bond ETF
Trading Symbol	LQDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Inflation Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged Corporate Bond ETF	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 5	[4]
Expense Ratio, Percent	0.05%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 13.14%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Inflation Hedged Corporate Bond Index returned 12.70%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Inflation measures in the United States trended lower toward the Central Banks’s 2% target, leading the U.S. Federal Reserve’s to lower short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020.
What detracted from performance?
The Fund uses zero coupon swaps (no cash flows exchange hands until maturity) across multiple points across the curve. If inflation runs below the fixed rate on the consumer price index (CPI) swaps, the swaps will be ‘out of the money’ and this will flow through to the NAV. During the reporting period, lower-than-expected inflation readings, as measured by the CPI, weighed on the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 8, 2018 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.14%	3.16%	4.06%
Bloomberg U.S. Universal Index	11.20	0.18	1.83
BlackRock Inflation Hedged Corporate Bond Index	12.70	4.03	5.03
Markit iBoxx® USD Liquid Investment Grade Index	15.16	0.27	2.75

Performance Inception Date	May 08, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 53,535,218
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 24,172
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$53,535,218
Number of Portfolio Holdings	123
Net Investment Advisory Fees	$24,172
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.7%
Short-term Investments	46.3%
Swaps, net cumulative appreciation	4.2%
Other assets less liabilities	(45.2)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	5.8%
A	46.7%
Baa	42.3%
Ba	2.4%
Not Rated	0.4%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000198581 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Bloomberg Roll Select Commodity Strategy ETF
Class Name	iShares Bloomberg Roll Select Commodity Strategy ETF
Trading Symbol	CMDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Bloomberg Roll Select Commodity Strategy ETF	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 0.17%.
  For the same period, the MSCI All Country World Index returned 32.79% and the Bloomberg Roll Select Commodity Total Return Index returned 0.65%.
What contributed to performance?
The Fund’s exposure to gold was the largest positive performance driver for the reporting period. The period was marked by economic uncertainty, including concerns over a potential recession and fluctuating bond yields. High real yields and a strong U.S. dollar initially pressured gold, but subsequent economic uncertainty and market volatility supported its rise. Central bank purchase activity and interest rate decisions also pushed gold prices higher. Ongoing geopolitical tensions in the Middle East and Russia, as well as global trade and currency shifts, continue to encourage gold buying and restrain gold selling.
What detracted from performance?
Exposure to natural gas was the largest detractor from performance during the reporting period. Unseasonably warm weather in the U.S. during the winter months reduced heating demand, leading to lower prices. High levels of natural gas production, coupled with fluctuating demand, created volatility in the market. Facility maintenance and pipeline disruptions also influenced supply levels. Geopolitical tensions had mixed impacts on natural gas prices as some events led to temporary price spikes due to fears of supply disruptions, other events had limited long-term effects.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 3, 2018 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	0.17%	7.30%	4.09%
MSCI All Country World Index	32.79	11.08	9.91
Bloomberg Roll Select Commodity Total Return Index	0.65	8.05	4.69

Performance Inception Date	Apr. 03, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 282,620,997
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 702,819
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$282,620,997
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$702,819
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	50.4%
U.S. Treasury Obligations	41.9%
Futures	3.9%
Money Market Funds	3.3%
Cash	5.2%
Other assets, less liabilities	(4.7)%
Commodity exposure
Sector Exposure(a)	Percent of Exposure
Energy Futures	27.6%
Agriculture Futures	26.8%
Precious Metals Futures	24.0%
Industrial Metals Futures	16.0%
Livestock Futures	5.6%
(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.

C000209927 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Commodity Curve Carry Strategy ETF
Class Name	iShares Commodity Curve Carry Strategy ETF
Trading Symbol	CCRV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Commodity Curve Carry Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Commodity Curve Carry Strategy ETF	$38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 1.92%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE BofA Commodity Enhanced Carry Total Return Index returned 2.43%.
What contributed to performance?
During the reporting period, the Fund benefited from exposure via futures to copper. Prices of the metal surged due to increased demand from the renewable energy sector and electric vehicles, coupled with supply disruptions in major copper production countries. Renewed industrial activity and investment in green technology were also contributors. Futures exposure to brent crude oil prices experienced notable fluctuations, influenced by factors including global oil production levels, geopolitical events, and market sentiment. The performance of these futures was characterized by periods of both backwardation and contango, indicating shifts in market supply and demand dynamics. (Contango describes an upward-sloping curve where the prices for future delivery are higher than the spot price, while Backwardation describes a downward-sloping curve where the prices for future delivery are lower than the spot price.)
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	1.92%	16.25%
ICE BofA US Broad Market Index	10.55	(1.89)
ICE BofA Commodity Enhanced Carry Total Return Index	2.43	17.00

Performance Inception Date	Sep. 01, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 43,622,270
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 156,086
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$43,622,270
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$156,086
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	55.3%
Money Market Funds	25.3%
U.S. Treasury Obligations	10.3%
Certificates of Deposit	8.8%
Total Return Commodity Index Swaps	0.5%
Cash	0.2%
Other assets, less liabilities	(0.4)%
Five largest holdings
Security(a)	Percent of Net Assets
U.S. Treasury Bill, 4.14%, 10/02/25	3.3%
National Bank of Canada, 4.61%, 06/12/25	1.3%
Citigroup Global Markets Inc., 5.02%, 01/24/25	1.1%
Lime Funding LLC, 4.83%, 11/01/24	1.1%
Brookfield Corporate Treasury Ltd., 5.16%, 11/01/24	1.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
U.S. Treasury Bill, 4.14%, 10/02/25	3.3%
National Bank of Canada, 4.61%, 06/12/25	1.3%
Citigroup Global Markets Inc., 5.02%, 01/24/25	1.1%
Lime Funding LLC, 4.83%, 11/01/24	1.1%
Brookfield Corporate Treasury Ltd., 5.16%, 11/01/24	1.1%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through March 1, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000236573 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Inflation Hedged High Yield Bond ETF
Class Name	iShares Inflation Hedged High Yield Bond ETF
Trading Symbol	HYGI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Inflation Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged High Yield Bond ETF	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 5	[5]
Expense Ratio, Percent	0.05%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 15.24%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Inflation Hedged High Yield Bond Index returned 14.76%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Inflation measures in the United States trended lower toward the U.S. Federal Reserve Bank’s 2% target, leading the U.S. Federal Reserve to lower short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020.
What detracted from performance?
The Fund uses zero coupon swaps (no cash flows exchange hands until maturity) across multiple points across the curve. If inflation runs below the fixed rate on the consumer price index (CPI) swaps, the swaps will be ‘out of the money’ and this will flow through to the NAV. During the reporting period, lower-than-expected inflation readings, as measured by the CPI, weighed on the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 22, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	15.24%	9.09%
Bloomberg U.S. Universal Index	11.20	2.90
BlackRock Inflation Hedged High Yield Bond Index	14.76	8.63
Markit iBoxx® USD Liquid High Yield Index	16.41	9.55

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,666,893
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,303
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,666,893
Number of Portfolio Holdings	41
Net Investment Advisory Fees	$1,303
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.2%
Short-term Investments	48.6%
Swaps, net cumulative appreciation	0.4%
Other assets less liabilities	(44.2)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.0%
Ba	40.5%
B	42.8%
Caa	12.8%
Ca	1.1%
Not Rated	1.8%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000236574 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Inflation Hedged U.S. Aggregate Bond ETF
Class Name	iShares Inflation Hedged U.S. Aggregate Bond ETF
Trading Symbol	AGIH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Inflation Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged U.S. Aggregate Bond ETF	$10(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 10	[6]
Expense Ratio, Percent	0.10%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.29%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Inflation Hedged U.S. Aggregate Bond Index returned 9.18%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Inflation measures in the United States trended lower toward the U.S. Federal Reserve Bank’s 2% target, leading the U.S. Federal Reserve to lower short-term interest rates by a 50 basis point cut, its first-rate reduction since March 2020.
What detracted from performance?
The Fund uses zero coupon swaps (no cash flows exchange hands until maturity) across multiple points across the curve. If inflation runs below the fixed rate on the consumer price index (CPI) swaps, the swaps will be ‘out of the money’ and this will flow through to the NAV. During the reporting period, lower-than-expected inflation readings, as measured by the CPI, weighed on the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 22, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.29%	2.11%
Bloomberg U.S. Universal Index	11.20	2.90
BlackRock Inflation Hedged U.S. Aggregate Bond Index	9.18	2.12
Bloomberg U.S. Aggregate Bond Index	10.55	2.15

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,462,635
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,447
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,462,635
Number of Portfolio Holdings	49
Net Investment Advisory Fees	$2,447
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.8%
Short-term Investments	1.2%
Swaps, net cumulative appreciation	0.6%
Other assets less liabilities	2.4%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	70.8%
Aa	2.3%
A	13.6%
Baa	11.9%
Ba	0.5%
Not Rated	0.9%
(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000236575 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Class Name	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Trading Symbol	AGRH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged U.S. Aggregate Bond ETF	$10(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 10	[7]
Expense Ratio, Percent	0.10%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 7.10%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Interest Rate Hedged U.S. Aggregate Bond Index returned 6.95%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first-rate reduction since March 2020. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the 2-year Treasury note and the 10-year Treasury note) steepened during the reporting period. The two-year U.S. Treasury note fell from 5.09% to 4.17%, while the ten-year Treasury decreased from 4.93% to 4.28% during the reporting period. (Bond yields and prices move in opposite directions.)
What detracted from performance?
As the yield on the 10-year Treasury declined during the reporting period, the Fund’s hedged interest rate positions detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 22, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.10%	5.50%
Bloomberg U.S. Universal Index	11.20	2.90
BlackRock Interest Rate Hedged U.S. Aggregate Bond Index	6.95	5.34
Bloomberg U.S. Aggregate Bond Index	10.55	2.15

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,178,765
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 5,169
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,178,765
Number of Portfolio Holdings	87
Net Investment Advisory Fees	$5,169
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	92.7%
Short-term Investments	3.7%
Swaps, net cumulative appreciation	2.7%
Other assets less liabilities	0.9%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	70.8%
Aa	2.3%
A	13.6%
Baa	11.9%
Ba	0.5%
Not Rated	0.9%
(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000242839 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Transition-Enabling Metals ETF
Class Name	iShares Transition-Enabling Metals ETF
Trading Symbol	TMET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Transition-Enabling Metals ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Transition-Enabling Metals ETF	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 19.36%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE Clean Energy Transition Metals Index returned 20.02%.
What contributed to performance?
Commodity futures in silver, copper, and aluminum were the largest contributors to the Fund’s performance during the reporting period. Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first since 2020. Exposure to copper and aluminum via futures benefited from both interest rate cuts and from China’s efforts to stimulate their lagging economy during the reporting period. Silver futures were driven higher as inflation remained elevated in certain regions.
What detracted from performance?
Exposure to nickel futures had the largest negative impact on the Fund’s performance during the reporting period. Nickel is a major component for low carbon technologies; however, the metal suffered from oversupply and weak demand, particularly from China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 26, 2023 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	19.36%	17.12%
ICE BofA US Broad Market Index	10.55	7.89
ICE Clean Energy Transition Metals Index	20.02	17.90

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,773,901
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 56,800
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,773,901
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$56,800
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	54.6%
Certificates of Deposit	21.3%
Money Market Funds	10.9%
U.S. Treasury Obligations	8.3%
Cash	4.1%
Futures	(0.6)%
Other assets, less liabilities	1.4%
Commodity linked futures
Sector Exposure(a)	Percent of Net Assets
Industrial Metals Futures	73.0%
Precious Metals Futures	27.3%
(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.